BORROWINGS (Details 2)			12 Months Ended																				12 Months Ended								1 Months Ended						12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 USD-Denominated, Skandinavska Enskilda Banken AB which will mature during in 2011-2017 USD ($)	Dec. 31, 2009 USD-Denominated, Skandinavska Enskilda Banken AB which will mature during in 2011-2017 USD ($)	Dec. 31, 2010 USD-Denominated, EBRD which will mature during 2011-2014 USD ($)	Dec. 31, 2009 USD-Denominated, EBRD which will mature during 2011-2014 USD ($)	Dec. 31, 2010 USD-Denominated, HSBC Bank plc and ING BHF Bank AG which will mature during 2011-2014 USD ($)	Dec. 31, 2009 USD-Denominated, HSBC Bank plc and ING BHF Bank AG which will mature during 2011-2014 USD ($)	Dec. 31, 2010 USD-Denominated, Citibank International plc and ING Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2009 USD-Denominated, Citibank International plc and ING Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2010 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank which will mature during 2011-2015 USD ($)	Dec. 31, 2009 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank which will mature during 2011-2015 USD ($)	Dec. 31, 2010 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc which will mature during 2011-2014 USD ($)	Dec. 31, 2009 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc which will mature during 2011-2014 USD ($)	Dec. 31, 2010 USD-Denominated, Barclays fully repaid in February 2011 USD ($)	Dec. 31, 2009 USD-Denominated, Barclays fully repaid in February 2011 USD ($)	Dec. 31, 2010 USD-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2009 USD-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2009 USD-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2006 voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 USD-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2009 voluntarily repaid in 2010 USD ($)	Dec. 31, 2010 USD-Denominated, Other which will mature during 2011-2013 USD ($)	Dec. 31, 2009 USD-Denominated, Other which will mature during 2011-2013 USD ($)	Dec. 31, 2010 EUR-Denominated,Credit Agricole Corporate Bank and BNP Paribas which will mature during 2011-2018 USD ($)	Dec. 31, 2010 EUR-Denominated, LBBW which will mature during 2011-2017 USD ($)	Dec. 31, 2010 EUR-Denominated, Bank of China which will mature during 2011-2016 USD ($)	Dec. 31, 2010 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2009 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ($)	Dec. 31, 2009 EUR-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2009 voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 EUR-Denominated, EBRD voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 EUR-Denominated, European Investment Bank voluntarily repaid in 2010 USD ($)	Feb. 28, 2010 EUR-Denominated, Gazprombank voluntarily repaid in 2010 EUR (€)	May 31, 2010 EUR-Denominated, Gazprombank voluntarily repaid in 2010	Dec. 31, 2009 EUR-Denominated, Gazprombank voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 EUR-Denominated, Nordic Investment voluntarily repaid in 2010 USD ($)	Dec. 31, 2010 EUR-Denominated, Other which will mature during 2011-2012 USD ($)	Dec. 31, 2009 EUR-Denominated, Other which will mature during 2011-2012 USD ($)	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 USD ($)	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 RUB	Dec. 31, 2010 RUB-Denominated, Bank of Moscow maturing in 2013 USD ($)	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 USD ($)	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 RUB	Dec. 31, 2009 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 USD ($)	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015 USD ($)	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015 RUB	Dec. 31, 2010 RUB-Denominated, Sberbank which will mature during 2011 USD ($)	Dec. 31, 2009 RUB-Denominated, Sberbank, first loan, voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 RUB-Denominated, Sberbank, second loan, voluntarily repaid in 2010 USD ($)	Dec. 31, 2009 RUB-Denominated, Sberbank, third loan, voluntarily repaid in 2010 USD ($)	Dec. 31, 2010 RUB-Denominated, Other which will mature during 2011-2023 USD ($)	Dec. 31, 2009 RUB-Denominated, Other which will mature during 2011-2023 USD ($)	Dec. 31, 2010 Credit facilities from Sberbank USD ($)	Dec. 31, 2010 Credit facilities from Sberbank RUB	Dec. 31, 2010 Vendor financing agreement USD ($)	Dec. 31, 2010 ING Bank Evrazia USD ($)
Bank loans
Loans from banks other than related parties denominated in USD	$ 675,742,000	$ 1,536,924,000
Loans from banks other than related parties denominated in EUR	147,283,000	1,103,361,000
Loans from banks other than related parties denominated in RUB	2,980,417,000	3,049,297,000
Debt - related parties	14,563,000	46,935,000																																																			14,300,000
Total bank loans	3,818,005,000	5,736,517,000	242,013,000	279,519,000	116,667,000	150,000,000	71,244,000	90,985,000	62,486,000	84,560,000	59,570,000	76,180,000	51,285,000	66,557,000	46,047,000	59,203,000	18,861,000	25,149,000	323,077,000	360,000,000	7,569,000	21,694,000	52,159,000	43,201,000	35,123,000	13,740,000	19,859,000	341,580,000	312,743,000	164,979,000			143,460,000	114,768,000	3,060,000	5,972,000	1,968,704,000		459,364,000	360,929,000		213,600,000	137,809,000		19,234,000	859,669,000	1,554,017,000	396,770,000	34,377,000	25,241,000				5,600,000
Less: current portion	(256,052,000)	(801,242,000)
Total bank loans, long-term	3,561,953,000	4,935,275,000
Interest rate, base rate			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR					EURIBOR	EURIBOR	EURIBOR	EURIBOR	EURIBOR
Interest rate added to base rate (as a percent)							0.30%	0.30%	0.43%	0.43%	0.30%	0.30%	0.30%	0.30%			0.35%	0.35%					1.65%	0.75%	1.95%	0.35%	0.35%
Percentage points added to base rate, low end of range (as a percent)			0.23%	0.23%	1.51%	1.51%									0.13%	0.13%
Percentage points added to base rate, high end of range (as a percent)			1.80%	1.80%	3.10%	3.10%									0.15%	0.15%
Effective interest rate, minimum (as a percent)			0.0068		0.0197										0.0059
Effective interest rate, maximum (as a percent)			0.0226		0.0356										0.0061
Interest rate (as a percent)							0.76%		0.88%		0.76%		0.76%				0.81%						2.88%	1.98%	3.18%	1.58%					7.00%						8.95%	8.95%		8.75%	8.75%	8.75%	8.75%	8.75%	10.50%							9.25%
Stated interest rate, minimum (as a percent)																																							0.0800
Stated interest rate, maximum (as a percent)																																							0.0950
Maximum borrowing capacity of credit facilities																															100,000,000							60,000,000,000			4,200,000,000			11,000,000,000								47,000,000,000
Stated interest rate before negotiated decrease (as a percent)																															14.00%												13.00%	13.00%							16.00%
Minimum percentage of change in present value of cash flows used to measure whether transaction is accounted for as a debt extinguishment (as a percent)																																10.00%											10.00%	10.00%								10.00%
Unamortized amount of initially capitalized debt issuance costs																																																			26,700,000
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																					1.00%	1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																					9.95%	9.95%
Debt instrument original maturity term (in years)																																1.5											2.5	2.5
Debt instrument extended maturity term (in years)																																5											5	5
Number of installments for repayment of debt																																6											6	6
Maximum borrowing capacity before amendments																																												7,000,000,000
Pledges
Carrying value of telecommunication equipment and other assets supplied as collateral																																																					8,200,000
Fair value of equipment supplied as collateral																																																						$ 9,200,000